Risk Management - Summary of Interest Rate Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	₩ 9,979,420	₩ 9,122,792
Total	129,769,292	132,533,400	₩ 133,631,830
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	2,747,687	4,069,444
Long-term borrowings	10,787,203	10,112,707
Debt securities	1,619,967	41,578
Total	₩ 15,154,857	₩ 14,223,729